UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.69%
Beverage and Tobacco Product Manufacturing - 2.29%
PepsiCo, Inc.	9,000	579,870
Reynolds American, Inc.	15,000	563,550
		1,143,420
Building Material and Garden Equipment and Supplies Dealers - 1.80%
Home Depot, Inc.	15,000	500,700
Lowes Cos, Inc.	20,000	398,600
		899,300
Chemical Manufacturing - 8.97%
Abbott Laboratories	11,000	577,610
Bristol-Myers Squibb Co.	20,000	595,000
Celgene Corp. (a)	9,000	535,230
Dow Chemical Co.	16,400	466,580
EI du Pont de Nemours & Co.	5,000	241,350
Eli Lilly & Co.	16,500	618,915
Merck & Co., Inc.	11,000	364,320
Mylan, Inc. (a)	20,000	415,200
Pfizer, Inc.	35,000	664,300
		4,478,505
Clothing and Clothing Accessories Stores - 0.63%
Gap, Inc.	19,000	313,880

Computer and Electronic Product Manufacturing - 10.97%
Agilent Technologies, Inc. (a)	9,000	331,830
Altera Corp.	9,000	327,510
Analog Devices, Inc.	13,000	429,260
Apple, Inc. (a)	700	269,381
Cisco Systems, Inc.	20,000	313,600
Hewlett-Packard Co.	16,000	416,480
Intel Corp.	25,000	503,250
International Business Machs Com	2,000	343,820
NetApp, Inc. (a)	10,000	376,200
Northrop Grumman Corp.	8,500	464,270
QUALCOMM, Inc.	6,000	308,760
Raytheon Co.	10,500	453,915
SanDisk Corp. (a)	11,500	421,475
Western Digital Corp. (a)	17,500	516,075
		5,475,826
Credit Intermediation and Related Activities - 4.26%
JPMorgan Chase & Co.	20,000	751,200
PNC Financial Services Group, Inc.	9,000	451,260
State Street Corp.	13,000	461,760
SunTrust Banks, Inc.	23,200	461,680
		2,125,900
Data Processing, Hosting and Related Services - 0.70%
Automatic Data Processing, Inc.	7,000	350,210

Educational Services - 1.27%
Apollo Group, Inc. (a)	13,500	632,138

Electrical Equipment, Appliance, and Component Manufacturing - 1.88%
Corning, Inc.	30,000	450,900
General Electric Co.	30,000	489,300
		940,200
Electronics and Appliance Stores - 0.51%
Best Buy Co., Inc.	10,000	255,900

Food and Beverage Stores - 1.20%
Kroger Co.	25,500	600,780

Food Manufacturing - 3.02%
Archer-Daniels-Midland Co.	21,000	598,080
ConAgra Foods, Inc.	20,000	488,400
HJ Heinz Co.	8,000	421,120
		1,507,600
Food Services and Drinking Places - 0.98%
Yum Brands, Inc.	9,000	489,330

General Merchandise Stores - 1.07%
Wal-Mart Stores, Inc.	10,000	532,100

Health and Personal Care Stores - 1.53%
Express Scripts, Inc. (a)	9,500	445,930
Walgreen Co.	9,000	316,890
		762,820
Insurance Carriers and Related Activities - 0.98%
Metlife, Inc.	7,500	490,875

Machinery Manufacturing - 4.81%
Caterpillar, Inc.	3,500	318,500
Cummins, Inc.	5,200	483,184
Deere & Co.	6,500	525,330
Dover Corp.	9,000	517,680
Stanley Black & Decker, Inc.	9,000	557,820
		2,402,514
Management of Companies and Enterprises - 1.86%
Goldman Sachs Group, Inc.	5,000	581,100
Morgan Stanley	20,000	350,000
		931,100
Merchant Wholesalers, Nondurable Goods - 0.47%
Cardinal Health, Inc.	5,500	233,750

Mining (except Oil and Gas) - 2.14%
Freeport-McMoRan Copper & Gold, Inc.	10,000	471,400
Newmont Mining Corp.	9,500	594,890
		1,066,290
Miscellaneous Manufacturing - 2.45%
3M Co.	6,000	497,880
Medtronic, Inc.	11,000	385,770
Zimmer Hldgs, Inc. (a)	6,000	341,340
		1,224,990
Oil and Gas Extraction - 3.58%
Anadarko Petroleum Corp.	10,500	774,375
Devon Energy Corp.	6,500	440,895
Noble Energy, Inc.	6,500	574,340
		1,789,610
Paper Manufacturing - 1.95%
International Paper Co.	20,500	556,575
Kimberly-Clark Corp.	6,000	414,960
		971,535
Petroleum and Coal Products Manufacturing - 1.78%
Chevron Corp.	4,300	425,313
Valero Energy Corp New	20,500	465,760
		891,073
Pipeline Transportation - 0.65%
Williams Cos., Inc.	12,000	323,880

Primary Metal Manufacturing - 0.77%
Alcoa, Inc.	30,000	384,300

Publishing Industries (except Internet) - 5.26%
CA, Inc.	24,000	503,760
Intuit (a)	2,100	103,593
Microsoft Corp.	15,000	399,000
News Corp.	26,000	451,880
NVIDIA Corp. (a)	20,000	266,200
Oracle Corp.	16,000	449,120
Symantec Corp. (a)	26,500	454,475
		2,628,028
Rail Transportation - 0.85%
Norfolk Southern Corp.	6,300	426,384

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.89%
Charles Schwab Corp.	36,000	443,880

Support Activities for Mining - 1.14%
Transocean Ltd. (b)	10,200	571,404

Telecommunications - 4.11%
American Tower Corp. (a)	3,000	161,580
AT&T, Inc.	22,500	640,800
CenturyLink, Inc.	12,000	433,800
Verizon Communications, Inc.	22,500	813,825
		2,050,005
Transportation Equipment Manufacturing - 2.79%
Eaton Corp.	7,000	300,650
Ford Motor Co. (a)	25,000	278,000
General Dynamics Corp.	5,000	320,400
Johnson Controls, Inc.	15,500	494,140
		1,393,190
Utilities - 3.07%
Duke Energy Corp	30,000	567,300
PG&E Corp.	13,000	550,550
Spectra Energy Corp.	16,000	415,520
		1,533,370
Waste Management and Remediation Services - 1.06%
Waste Management, Inc.	16,000	528,640

TOTAL COMMON STOCKS (Cost $43,576,613)		40,792,727

EXCHANGE TRADED FUNDS - 5.20%
Funds, Trusts, and Other Financial Vehicles - 5.20%
Consumer Discretionary Select Sector SPDR Fund	11,000	412,940
Consumer Staples Slect Sector SPDR Fund	20,000	617,800
Energy Select Sector SPDR Fund	15,000	1,029,000
Financial Select Sector SPDR Fund	40,000	535,200
TOTAL EXCHANGE TRADED FUNDS (Cost $2,737,417)		2,594,940

PREFERRED STOCKS - 1.10%
Utilities - 1.10%
PPL Corp. (a)	10,000	547,000
TOTAL PREFERRED STOCKS (Cost $528,000)		547,000

CONVERTIBLE PREFERRED STOCKS - 3.76%
Insurance Carriers and Related Activities - 0.87%
Hartford Financial Services Group, Inc.	20,000	434,200
Oil and Gas Extraction - 1.16%
Apache Corp.	10,000	581,100
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.73%
Aes Tr Iii	18,000	862,740
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,059,126)		1,878,040

CONVERTIBLE BONDS - 1.91%
Micron Technology, Inc.
1.875%, 06/01/2014	1,000,000	955,000
TOTAL CONVERTIBLE BONDS (Cost $1,031,984)		955,000

	Principal
	Amount	Value
MONEY MARKET FUNDS - 9.27%
Money Market Fund - 9.27%
AIM STIT-Treasury Portfolio	4,627,581	4,627,581
TOTAL MONEY MARKET FUNDS (Cost $4,627,581)		4,627,581

Total Investments (Cost $54,560,721) - 102.93%		51,395,288
Liabilities in Excess of Other Assets - (2.93)%		(1,462,395)
TOTAL NET ASSETS - 100.00%		$49,932,893

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security

Schooner Fund
Schedule of Options Written
August 31, 2011 (Unaudited)

	Contracts	Value
CALL OPTIONS
3M Co.
Expiration: September, 2011, Exercise Price: $82.50	60	12,540
Agilent Technologies, Inc.
Expiration: September, 2011, Exercise Price: $37.00	90	12,780
Alcoa, Inc.
Expiration: September, 2011, Exercise Price: $13.00	300	11,400
Altera Corp.
Expiration: September, 2011, Exercise Price: $36.00	90	14,850
American Tower Corp.
Expiration: September, 2011, Exercise Price: $52.50	30	6,600
Anadarko Petroleum Corp.
Expiration: September, 2011, Exercise Price: $72.50	105	36,750
Analog Devices, Inc.
Expiration: September, 2011, Exercise Price: $32.00	130	19,110
Apollo Group, Inc.
Expiration: September, 2011, Exercise Price: $45.00	135	35,100
Apple, Inc.
Expiration: September, 2011, Exercise Price: $380.00	7	8,610
Archer-Daniels-Midland Co.
Expiration: September, 2011, Exercise Price: $28.00	210	22,680
Automatic Data Processing, Inc.
Expiration: September, 2011, Exercise Price: $50.00	70	5,250
Best Buy Co., Inc.
Expiration: September, 2011, Exercise Price: $24.00	100	21,500
CA, Inc.
Expiration: September, 2011, Exercise Price: $21.00	240	12,000
Cardinal Health, Inc.
Expiration: September, 2011, Exercise Price: $41.00	55	11,138
Caterpillar, Inc.
Expiration: September, 2011, Exercise Price: $90.00	35	13,475
Celgene Corp.
Expiration: September, 2011, Exercise Price: $57.50	90	22,860
Charles Schwab Corp.
Expiration: September, 2011, Exercise Price: $12.00	360	23,400
Chevron Corp.
Expiration: September, 2011, Exercise Price: $100.00	43	7,955
Cisco Systems, Inc.
Expiration: September, 2011, Exercise Price: $15.00	200	17,000
Consumer Discretionary Select Sector SPDR Fund
Expiration: September, 2011, Exercise Price: $13.00	400	25,600
Expiration: September, 2011, Exercise Price: $37.00	110	14,300
Expiration: September, 2011, Exercise Price: $66.00	150	54,749
Corning, Inc.
Expiration: September, 2011, Exercise Price: $15.00	300	16,200
Cummins, Inc.
Expiration: September, 2011, Exercise Price: $92.50	52	19,760
Deere & Co.
Expiration: September, 2011, Exercise Price: $80.00	65	19,825
Devon Energy Corp.
Expiration: September, 2011, Exercise Price: $65.00	65	24,050
Dover Corp.
Expiration: September, 2011, Exercise Price: $55.00	90	28,800
Dow Chemical Co.
Expiration: September, 2011, Exercise Price: $28.00	164	20,500
Eaton Corp.
Expiration: September, 2011, Exercise Price: $45.00	70	3,500
El du Pont de Nemours & Co.
Expiration: September, 2011, Exercise Price: $49.00	50	4,550
Express Scripts, Inc.
Expiration: September, 2011, Exercise Price: $47.50	95	8,740
Ford Motor Co.
Expiration: September, 2011, Exercise Price: $11.00	250	11,000
Freeport-McMoRan Copper & Gold, Inc.
Expiration: September, 2011, Exercise Price: $45.00	100	31,000
Gap, Inc.
Expiration: September, 2011, Exercise Price: $16.00	190	17,100
General Electric Co.
Expiration: September, 2011, Exercise Price: $16.00	300	18,300
Expiration: September, 2011, Exercise Price: $65.00	50	5,000
Goldman Sachs Group, Inc.
Expiration: September, 2011, Exercise Price: $115.00	50	23,032
Hewlett-Packard Co.
Expiration: September, 2011, Exercise Price: $25.00	160	25,600
Home Depot, Inc.
Expiration: September, 2011, Exercise Price: $33.00	150	15,150
Intel Corp.
Expiration: September, 2011, Exercise Price: $20.00	250	14,500
International Business Machines Corp.
Expiration: September, 2011, Exercise Price: $175.00	20	4,080
International Paper Co.
Expiration: September, 2011, Exercise Price: $27.00	205	20,500
Intuit, Inc.
Expiration: September, 2011, Exercise Price: $49.00	21	3,360
Johnson Controls, Inc.
Expiration: September, 2011, Exercise Price: $32.00	155	13,950
JPMorgan Chase & Co.
Expiration: September, 2011, Exercise Price: $38.00	200	20,000
Kroger Co.
Expiration: September, 2011, Exercise Price: $23.00	255	25,500
Lowe's Cos., Inc.
Expiration: September, 2011, Exercise Price: $20.00	200	10,000
Medtronic, Inc.
Expiration: September, 2011, Exercise Price: $34.00	110	16,280
Merck & Co., Inc.
Expiration: September, 2011, Exercise Price: $33.00	110	5,561
Microsoft Corp.
Expiration: September, 2011, Exercise Price: $26.00	150	14,700
Morgan Stanley
Expiration: September, 2011, Exercise Price: $17.00	200	22,800
Mylan, Inc.
Expiration: September, 2011, Exercise Price: $20.00	200	20,400
NetApp, Inc.
Expiration: September, 2011, Exercise Price: $38.00	100	11,800
Newmont Mining Corp.
Expiration: September, 2011, Exercise Price: $60.00	95	29,925
News Corp.
Expiration: September, 2011, Exercise Price: $17.00	260	19,500
Noble Energy, Inc.
Expiration: September, 2011, Exercise Price: $85.00	65	32,175
Norfolk Southern Corp.
Expiration: September, 2011, Exercise Price: $65.00	63	20,790
Northrop Grumman Corp.
Expiration: September, 2011, Exercise Price: $55.00	85	9,350
NVIDIA Corp.
Expiration: September, 2011, Exercise Price: $14.00	200	6,800
Oracle Corp.
Expiration: September, 2011, Exercise Price: $27.00	160	27,040
PNC Financial Services Group, Inc.
Expiration: September, 2011, Exercise Price: $49.00	90	19,710
QUALCOMM, Inc.
Expiration: September, 2011, Exercise Price: $50.00	60	14,280
Raytheon Co.
Expiration: September, 2011, Exercise Price: $42.00	105	17,115
SanDisk Corp.
Expiration: September, 2011, Exercise Price: $35.00	115	27,600
Spectra Energy Corp.
Expiration: September, 2011, Exercise Price: $25.00	160	17,600
Stanley Black & Decker, Inc.
Expiration: September, 2011, Exercise Price: $62.50	90	17,550
State Street Corp.
Expiration: September, 2011, Exercise Price: $34.00	130	28,470
SunTrust Banks, Inc.
Expiration: September, 2011, Exercise Price: $19.00	232	30,160
Symantec Corp.
Expiration: September, 2011, Exercise Price: $17.00	265	16,165
Transocean Ltd.
Expiration: September, 2011, Exercise Price: $57.50	102	11,730
Valero Energy Corp.
Expiration: September, 2011, Exercise Price: $22.00	205	28,495
Walgreen Co.
Expiration: September, 2011, Exercise Price: $35.00	90	8,910
Waste Management, Inc.
Expiration: September, 2011, Exercise Price: $31.00	160	38,720
Western Digital Corp.
Expiration: September, 2011, Exercise Price: $29.00	175	26,075
Williams Cos., Inc.
Expiration: September, 2011, Exercise Price: $27.00	120	13,200
Yum! Brands, Inc.
Expiration: September, 2011, Exercise Price: $55.00	90	9,900
Zimmer Holdings, Inc.
Expiration: September, 2011, Exercise Price: $55.00	60	15,600
		1,392,045
Total Options Written (Premiums received $1,166,652)		$1,392,045

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$ 54,560,721
Gross unrealized appreciation - Equities	930,318
Gross unrealized appreciation - Options	194,038
Gross unrealized depreciation - Equities	(4,018,766)
Gross unrealized depreciation - Fixed Income	(76,984)
Gross unrealized depreciation - Options	(419,431)
Net unrealized depreciation	$ (3,390,825)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity#
Common Stocks	$40,792,727	$-	$-	$40,792,727
Exchange Traded Funds	2,594,940	-	-	2,594,940
Convertible Preferred Stocks	1,878,040	-	-	1,878,040
Preferred Stocks	547,000	-	-	547,000
Total Equity	45,812,707	-	-	45,812,707

Fixed Income
Convertible Bonds	$-	$955,000	$-	$955,000
Total Fixed Income	-	955,000	-	955,000

Short-Term Investments	$4,627,581	$-	$-	$4,627,581

Total Investments in Securities	$50,440,288	$955,000	$-	$51,395,288

Other Financial Instruments*	$(225,393)	$-	$-	$(225,393)

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (depreciation) on the instruments.

There were no transfers into and out of Level 1 and 2 during the period ending August 31, 2011.
The Fund held no Level 3 securities during the reporting period.
# For further breakdown of portfolio investments by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Written Options	$1,392,045
Total	$1,392,045

The Effect of Derivative Instruments on income for the period June 1, 2011 through August 31, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
August 31, 2011
Purchased Options	$2,869,258
Written Options	1,124,487
Total	$3,993,745

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2011
as hedging instruments	through
August 31, 2011
Purchased Options	$589,558
Written Options	(360,651)
Total	$228,907

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 17, 2011

By (Signature and Title)*   /s/ John Buckel
John Buckel, Treasurer

Date    October 17, 2011

* Print the name and title of each signing officer under his or her signature.